Current and Deferred Taxes (Details) - Schedule of effect of deferred taxes on comprehensive income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Debt instruments at FVOCI	$ 76,512	$ 33,489
Cash flow hedges	35,689	100,867
Total deferred tax assets recognised through other comprehensive income	112,201	134,356
Deferred tax liabilities
Debt instruments at FVOCI	(46,976)	(1,839)
Cash flow hedges	(3,603)
Total deferred tax liabilities recognised through other comprehensive income	(50,579)	(1,839)
Net deferred tax balances in equity	61,622	132,517
Deferred taxes in equity attributable to shareholders of the Bank	61,821	132,724
Deferred tax in equity attributable to non-controlling interests	$ (199)	$ (207)